Property and Equipment	6 Months Ended
Jun. 30, 2013
Property and Equipment
6.	PROPERTY AND EQUIPMENT:

Property and equipment of continuing operations at June 30, 2013 and December 31, 2012 is recorded at cost and summarized as follows (in thousands):

	June 30, 2013	December 31, 2012
Land and land improvements	$241,814	$241,292
Buildings	2,302,173	2,297,343
Furniture, fixtures and equipment	575,501	563,622
Construction-in-progress	21,262	27,534

	3,140,750	3,129,791
Accumulated depreciation	(1,036,775)	(980,792)

Property and equipment, net	$2,103,975	$2,148,999